Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes

Note 12 – Income taxes

British Virgin Islands

KRHL and SGGL are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Vietnam

The Company’s subsidiary operating in Vietnam is subject to the Vietnam Income Tax at a standard income tax rate of 20%.

Malaysia

The Company’s subsidiary operating in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

Singapore

The Company’s subsidiaries incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first $7,503 (SGD 10,000) taxable income and 50% of the next $142,549 (SGD 190,000) taxable income are exempted from income tax.

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Three Months Ended March 31, 2023	For the Three Months Ended March 31, 2022
	(Unaudited)	(Unaudited)
Singapore	$(612,426)	$231,151
Foreign	(1,799,827)	(334)
Total (loss) income before income taxes	$(2,412,253)	$230,817

The provision for income taxes consisted of the following:

	For the Three Months Ended March 31, 2023	For the Three Months Ended March 31, 2022
	(Unaudited)	(Unaudited)
Current	$985	$10,845
Deferred	-	(5,022)
Provision for income taxes	$985	$5,823

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	March 31, 2023	December 31, 2022
	(Unaudited)
Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$854,539	$749,309
Allowance for doubtful account*	39,921	33,564
Net lease liability	1,724	823
Less: valuation allowance	(896,184)	(783,696)
Deferred tax assets, net	$-	$-

*	The valuation allowance on all deferred tax assets increased by $112,488 as of March 31, 2023 from December 31, 2022.

As of March 31, 2023 and December 31, 2022, the Company had net operating losses carry forward (including temporary taxable difference of bad debt expense) of approximately $5.2 million and $4.4 million, respectively, from the Company’s Singapore subsidiaries. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely. Due to the limited operating history of certain Singapore subsidiaries, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses (including temporary taxable difference of bad debt expense) of approximately $0.9 million and $0.7 million related to Singapore subsidiaries as of March 31, 2023 and December 31, 2022, respectively.

As of March 31, 2023 and December 31, 2022, the Company had net operating losses carry forward of approximately $18,000 and $18,000, respectively, from the Company’s Vietnam subsidiary. The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027. Due to the Vietnam subsidiary have been operating at losses and the Company believes it is more likely than not that its Vietnam operations will be unable to fully utilize its deferred tax assets related to the net operating losses in the foreseeable future. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $4,000 and $4,000 related to its Vietnam subsidiary as of March 31, 2023 and December 31, 2022, respectively.

As of March 31, 2023 and December 31, 2022, the Company had net operating losses carry forward of approximately $15,000 and $15,000 from the Company’s Malaysia subsidiary. The net operating losses from the Malaysia subsidiary can be carried forward for seven years. Due to the Malaysia subsidiary have been operating at losses and the Company believes it is more likely than not that its Malaysia operations will be unable to fully utilize its deferred tax assets related to the net operating losses in the foreseeable future. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $4,000 and $4,000 related to its Malaysia subsidiary as of March 31, 2023 and December 31, 2022, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2023 and December 31, 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the three months ended March 31, 2023 and 2022.

Taxes payable consist of the following:

	March 31, 2023	December 31, 2022
	(Unaudited)
GST taxes payable	$162,725	$125,695
Income taxes payable	56,888	60,455
Totals	$219,613	$186,150

Note 17 – Income taxes

British Virgin Islands

KRHL and SGGL are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Vietnam

The Company’s subsidiary operating in Vietnam is subject to the Vietnam Income Tax at a standard income tax rate of 20%.

Malaysia

The Company’s subsidiary operating in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

Singapore

The Company’s subsidiaries incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first $7,255 (SGD 10,000) taxable income and 50% of the next $137,842 (SGD 190,000) taxable income are exempted from income tax.

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Singapore	$(5,400,034)	$930,312
Foreign	(19,531,790)	18,225
Total loss (income) before income taxes	$(24,931,824)	$948,537

The provision for income taxes consisted of the following:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Current	$65,650	$75,821
Deferred	(48,228)	(27,680)
Provision for income taxes	$17,422	$48,141

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Singapore statutory income tax rate	17.0%	17.0%
Tax rate difference outside Singapore (1)	(13.3)%	0.1%
Taxable income below exemption threshold	0%	(2.4)%
Change in valuation allowance	(2.9)%	29.8%
Others (2)	(0.9)%	(39.4)%
Effective tax rate	(0.1)%	5.1%

(1)	It is due to tax rate difference of the entities incorporated in Vietnam and British Virgin Islands.
(2)	Others mainly consisted of income such as offshore investment income, 2021 return to provision adjustment, and COVID-19 related government grant which is non-taxable under local tax laws.

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	December 31, 2022	December 31, 2021

Deferred Tax Assets/Liabilities
Net operating loss carryforwards	$749,309	$812,715
Allowance for doubtful account*	33,564	13,736
Net lease liability	823	-
Less: valuation allowance	(783,696)	(826,451)
Deferred tax assets, net	$-	$-
Deferred tax liabilities:
Customer relationships	$-	$49,294
Deferred tax liabilities, net	$-	$49,294

*	The valuation allowance on all deferred tax assets decreased by $42,755 as of December 31, 2022.

As of December 31, 2022 and 2021, the Company had net operating losses carry forward (including temporary taxable difference of bad debt expense) of approximately $4.4 million and $4.8 million, respectively, from the Company’s Singapore subsidiaries. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely. Due to the limited operating history of certain Singapore subsidiaries, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses (including temporary taxable difference of bad debt expense) of approximately $0.7 million and $0.8 million related to Singapore subsidiaries as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company had net operating losses carry forward of approximately $18,000 and $19,000, respectively, from the Company’s Vietnam subsidiary. The net operating losses from the Vietnam subsidiary can be carried forward for five years and expiring from the year 2025 to 2027. Due to the Vietnam subsidiary have been operating at losses and the Company believes it is more likely than not that its Vietnam operations will be unable to fully utilize its deferred tax assets related to the net operating losses in the foreseeable future. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $4,000 and $4,000 related to its Vietnam subsidiary as of December 31, 2022 and 2021, respectively.

As of December 31, 2022, the Company had net operating losses carry forward of approximately $15,000 from the Company’s Malaysia subsidiary. The net operating losses from the Malaysia subsidiary can be carried forward for seven years. Due to the Malaysia subsidiary have been operating at losses and the Company believes it is more likely than not that its Malaysia operations will be unable to fully utilize its deferred tax assets related to the net operating losses in the foreseeable future. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately $4,000 related to its Malaysia subsidiary as of December 31, 2022.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2021, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the year ended December 31, 2022 and 2021.

Taxes payable consist of the following:

	December 31, 2022	December 31, 2021

GST taxes payable	$125,695	$225,095
Income taxes payable	60,455	82,248
Totals	$186,150	$307,343